Schedule of accounts payable and accrued expenses (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 29,734,681	$ 5,256,165
Accrued expenses	2,419,776	1,801,222
Total accounts payable and accrued expenses	$ 32,154,457	$ 7,057,387